7. PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2014	Dec. 31, 2013 Area
Property, Plant and Equipment [Abstract]
Purchase price land		$ 12,340	$ 452,753
Purchase price buildings and related equipment		437,660	437,660
Undeveloped land			5,000
Purchase price of land		12,340	12,340
Purchase price was paid for cash		280,000
Cash paid		280,000
Principal Amount		170,000
Interest rate		8.50%
Principal and interest		1,674
Monthly installments		1,674
Depreciation expense	9,865
Convertible promissory note		$ 5